Income Taxes - Principal Components of Deferred Income Tax Asset and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Deferred tax assets:
Accrued expenses	¥ 2,040	$ 313	¥ 3,240
Tax loss carry forward	222,615	34,117	215,423
Unrealized other loss	5,150	789	1,226
Provision for impairment of investments	39,389	6,037
Provision for allowance of credit losses	15,412	2,362
Others	262	40	4,194
Gross deferred tax assets	284,868	43,658	224,083
Valuation allowance	(60,628)	(9,292)	(56,653)	¥ (15,651)	¥ (9,183)
Net deferred tax assets	224,240	34,366	167,430
Deferred tax liabilities:
Unrealized investment income	45,881	7,032	56,401
Net deferred tax liabilities (after offsetting)	¥ 45,881	$ 7,032	¥ 56,401